Employee benefits - Movements in the fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Balance at beginning of year	$ 3,730	$ 3,565
Interest income	31	140
Remeasurements gain (loss):
-Return on plan assets excluding interest income	129	120
Contributions paid by the employer	15	56
Refund of overfunding		(70)
Effect of changes in exchange rate	47	(81)
Balance at end of year	$ 3,952	$ 3,730